AVAILABLE-FOR-SALE SECURITIES	12 Months Ended
Dec. 31, 2015
AVAILABLE-FOR-SALE SECURITIES [Abstract]
AVAILABLE-FOR-SALE SECURITIES
3.	AVAILABLE-FOR-SALE SECURITIES

The carrying amount and fair value of the Company's available-for-sale securities as of December 31, 2014 and 2015 were as follows:

		As of December 31, 2014
		Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Carrying amount and fair value
Short-term investment:

Ourgame International Holdings Limited ("Ourgame")	(a)	$16,380,050	$3,633,437	-	-	$20,013,487

		As of December 31, 2015
		Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Carrying amount and fair value
Short-term investment:

Ourgame	(a)	$17,281,947	$27,186,579	-	-	$44,468,526
Forgame Holdings Limited ("Forgame")	(b)	$22,825,900	-	$(2,538,912)	-	$20,286,988

Long-term investment:

Debt securities	(c)	$2,401,378	$367,816	-	-	$2,769,194

(a)	In February 2014, the Company made an investment in Ourgame, a company incorporated in the Cayman Islands and principally engaged in development and operation of online card and board games, for a consideration of RMB100 million (equivalent to $16.3 million). Ourgame has become listed in Hong Kong since June 2014 and accordingly, the investment has a readily determinable fair value.

In 2015, the Company recognized a realized gain of $48,872 on a partial disposal of the shares in Ourgame and received a cash dividend of $628,417 which were recorded in the statements of comprehensive income (loss). The cost of securities sold is determined based on specific identification method.

(b)	In December 2014, the Company entered into an agreement to acquire 8.89 million issued ordinary shares of Forgame, a company incorporated in the Cayman Islands, principally engaged in developing, licensing and operating webgames and mobile games, and listed in Hong Kong, for a total consideration of HK$124.51 million in cash (equivalent to approximately $16.1 million). The acquisition was completed in January 2015.

In 2015, the Company recognized a realized gain of $487,144 on a partial disposal of the shares in Forgame which was recorded in the statements of comprehensive income (loss). The cost of securities sold is determined based on specific identification method.

(c)	In February 2015, the Company entered into a preferred share purchase agreement with the shareholders of Cream Soft Games Co., Ltd. ("Cream Soft"), a company incorporated in the Republic of Korea and principally engaged in mobile game development. The Company purchased, for a cash consideration of $0.8 million, 3,275 convertible redeemable preferred shares, which represented a 20% voting interest in Cream Soft. At any time and from time to time on or after February 16, 2020, the Company may require Cream Soft to redeem the preferred shares.

In April 2015, the Company entered into a preferred share purchase agreement with the shareholders of Blue Mobile Capital Ltd. ("Blue Mobile"), a company incorporated in the Cayman Islands and principally engaged in mobile game publishing and development. The Company purchased, for a cash consideration of $0.8 million, 1,764,706 convertible redeemable preferred shares, which represented a 15% voting interest in Blue Mobile. At any time and from time to time on or after August 3, 2020, the Company may require Blue Mobile to redeem the preferred shares.

In May 2015, the Company entered into an investment agreement with the owners of Shenzhen Ruilan Imagination Technology Co., Ltd. ("RL"), a company established in the PRC, principally engaged in mobile game publishing and development and owned by the same founding shareholders of Blue Mobile. The Company purchased a 15% equity ownership interest in RL for a cash consideration of $0.8 million. At any time and from time to time on or after August 5, 2020 without consummation of a qualified initial public offering of RL as stipulated in the investment agreement, the Company may require RL to redeem the purchased capital.

As of December 31, 2015, the contractual maturities of the above available-for-sales debt securities are due within two to five years.

Management of the Company determined there was no impairment on such investments during the years ended December 31, 2014 and 2015.